UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master MidCap Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master MidCap
        Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536.
        Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Master Mid Cap Index Series

During the period the fund generated net investment income of 1.06% as a percentage of average net assets.

Contributors and Detractors from Performance:

The portfolio met its objective of closely tracking the return of its benchmark. After a negative 1st quarter, the 2nd quarter of 2003 brought impressive gains and what some are calling a "bull rally." The US markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16th the S&P 500 closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indices finished the quarter in positive territory, with the DJIA closing at 8,985.44, up 993.31 points or 12.43% for the quarter, and the S&P 500 closing at 974.50, 126.32 points or 14.89% for the quarter. The NASDAQ closed at 1,622.80, up 281.63 points or 21.00%, as technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

Performance Analysis:

Value outperformed growth for the quarter, with the S&P 400 Barra Value Index posting a return of 19.18% versus the S&P 400 Barra Growth Index returning 16.01%. This trend was also seen among large caps, as the S&P 500 Barra Value Index returned 18.84% while the S&P 500 Barra Growth Index returned 12.17%. Turning to sector performance, all S&P 400 sectors posted positive returns for the quarter. The top performer was Telecommunications Services, up 29.52%, followed by Information Technology and Consumer Discretionary, with respective returns of 25.86% and 22.23%. Worst performers for the quarter were Energy, Materials and Industrials with respective returns of 7.28%, 11.08%, and 13.42%.

Markets rallied following the resolution of military affairs in Iraq, investors have become increasingly bullish about the outlook for equities, and the rise has been notable for the participation of all sectors and countries. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, hopefully, Taiwan.

After the Federal Open Market Committee (FOMC) left rates unchanged at 1.25% at its May 6th meeting, it lowered its target for the federal funds rate by 25 basis points to 1% at its June 25th meeting, bringing the rate to a 49-year low. The FOMC continues to use an accommodative stance of monetary policy coupled with an underlying growth in productivity to provide ongoing support to economic activity. The modest 25 basis point cut rather than the expected 50 basis point cut leaves room for further Federal Reserve rate reductions in the future. In response to the Feds decision financial markets were initially disappointed, with long term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

Fund Position Going Forward:

Economic indicators for the current economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geo-political factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is clearly improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

For the next quarter the reaction of the economy to all the stimuli in the pipeline and the extent of the recovery is still ambiguous. Lower withholding taxes from paychecks and child tax credit checks position households on the receiving end of at least $30 billion from tax relief. This, coupled with a mortgage-refinancing wave continuing a high incentive to refinance, is indicative of an increase in consumer spending in the last 6 months of 2003, putting the economy on a recovery track. With that in mind, the portfolio is expected to continue to meets its objectives.


/s/ Richard Vella
-----------------
Richard Vella
Vice President and Portfolio Manager


/s/ Terry K. Glenn
------------------
Terry K. Glenn
President and Trustee

Trustees and Officers:
Terry K. Glenn - Trustee
Donald W. Burton - Trustee
M. Colyer Crum - Trustee
Laurie Simon Hodrick - Trustee
Fred G. Weiss - Trustee
Robert C. Doll, Jr. - Senior Vice President
Donald C. Burke - Vice President and Treasurer
Richard Vella -- Vice President and Portfolio Manager
Brian D. Stewart - Secretary

Custodian: JPMorgan Chase Bank
           4 Chase MetroTech
           Brooklyn, New York 11245

Transfer Agent: Financial Data Services, Inc.
                4800 Deer Lake Drive East
                Jacksonville, FL 32246-6484

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Aerospace & Defense-0.8%              7,600    + L-3 Communications Holdings, Inc.                     $  330,524
                                      4,200      Precision Castparts Corp.                                130,620
                                        700    + Sequa Corporation (Class A)                               24,010
                                                                                                       ----------
                                                                                                          485,154

-----------------------------------------------------------------------------------------------------------------
Air Freight & Logistics-1.4%          4,000      Airborne, Inc.                                            83,600
                                      6,800      C.H. Robinson Worldwide, Inc.                            241,808
                                      3,700      CNF Transportation Inc.                                   93,906
                                      3,900    + EGL, Inc.                                                 59,280
                                      8,400      Expeditors International of Washington, Inc.             290,976
                                      3,200    + J.B. Hunt Transport Services, Inc.                       120,800
                                                                                                       ----------
                                                                                                          890,370

-----------------------------------------------------------------------------------------------------------------
Airlines-0.1%                         2,100    + Alaska Air Group, Inc.                                    45,045

-----------------------------------------------------------------------------------------------------------------
Auto Components-1.4%                  5,200      ArvinMeritor, Inc.                                       104,936
                                      1,300      Bandag, Incorporated                                      48,451
                                      2,200      BorgWarner, Inc.                                         141,680
                                      6,100    + Gentex Corporation                                       186,721
                                      5,300    + Lear Corporation                                         243,906
                                      2,300      Modine Manufacturing Co.                                  44,551
                                      2,300      Superior Industries International, Inc.                   95,910
                                                                                                       ----------
                                                                                                          866,155

-----------------------------------------------------------------------------------------------------------------
Beverages-0.6%                        7,600    + Constellation Brands, Inc. (Class A)                     238,640
                                     11,700      PepsiAmericas, Inc.                                      146,952
                                                                                                       ----------
                                                                                                          385,592

-----------------------------------------------------------------------------------------------------------------
Biotechnology-3.1%                    3,600    + Charles River Laboratories International, Inc.           115,848
                                     15,900    + Gilead Sciences, Inc.                                    883,722
                                     12,300    + IDEC Pharmaceuticals Corporation                         418,200
                                     23,894    + Millennium Pharmaceuticals, Inc.                         375,853
                                      7,300    + Protein Design Labs, Inc.                                102,054
                                      5,900    + Vertex Pharmaceuticals Incorporated                       86,140
                                                                                                       ----------
                                                                                                        1,981,817

-----------------------------------------------------------------------------------------------------------------
Building Products-0.1%                3,200      York International Corporation                            74,880

-----------------------------------------------------------------------------------------------------------------
Capital Markets-2.9%                  6,300      A.G. Edwards, Inc.                                       215,460
                                     28,300    + E* TRADE Group, Inc.                                     240,550
                                      5,300      Eaton Vance Corp.                                        167,480
                                      5,200      Investors Financial Services                             150,852
                                      4,600      LaBranche & Co. Inc.                                      95,174
                                      5,200      Legg Mason, Inc.                                         337,740
                                      5,350      Neuberger Berman Inc.                                    213,518
                                      8,300      SEI Investments Company                                  265,600
                                      6,200      Waddell & Reed Financial, Inc. (Class A)                 159,154
                                                                                                       ----------
                                                                                                        1,845,528

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Chemicals-2.2%                        5,500      Airgas, Inc.                                          $   92,125
                                      3,100      Albemarle Corp.                                           86,707
                                      5,000      Cabot Corporation                                        143,500
                                      8,600      Crompton Corporation                                      60,630
                                      3,100    + Cytec Industries Inc.                                    104,780
                                      2,800    + FMC Corporation                                           63,364
                                      3,400      Ferro Corporation                                         76,602
                                      9,400      IMC Global Inc.                                           63,074
                                      3,900      The Lubrizol Corporation                                 120,861
                                     12,700      Lyondell Chemical Company                                171,831
                                      1,700      Minerals Technologies, Inc.                               82,722
                                      4,800      Olin Corporation                                          82,080
                                      8,900      RPM, Inc.                                                122,375
                                      3,900      The Valspar Corporation                                  164,658
                                                                                                       ----------
                                                                                                        1,435,309

-----------------------------------------------------------------------------------------------------------------
Commercial Banks-7.4%                 5,800      Associated Banc-Corp.                                    213,904
                                      5,000      Bank of Hawaii Corporation                               165,750
                                     12,600      Banknorth Group, Inc.                                    321,552
                                      4,100      City National Corporation                                182,696
                                      9,500      The Colonial BancGroup, Inc.                             131,765
                                      5,400      Commerce Bancorp, Inc.                                   200,340
                                     10,300      Compass Bancshares, Inc.                                 359,779
                                      5,300    + First Virginia Banks, Inc.                               228,536
                                      6,500      FirstMerit Corporation                                   148,590
                                      4,200      Greater Bay Bancorp                                       85,764
                                     12,300      Hibernia Corporation (Class A)                           223,368
                                      4,500      IndyMac Bancorp, Inc.                                    114,390
                                      9,300      M&T Bank Corporation                                     783,246
                                      5,500      Mercantile Bankshares Corporation                        216,590
                                     16,100      National Commerce Financial Corporation                  357,259
                                     11,600      New York Community Bancorp, Inc.                         337,444
                                      3,700      Provident Financial Group, Inc.                           94,831
                                      3,200    + Silicon Valley Bancshares                                 76,192
                                      6,000      TCF Financial Corporation                                239,040
                                      2,600      Westamerica Bancorporation                               112,008
                                      5,000      Wilmington Trust Corporation                             146,750
                                                                                                       ----------
                                                                                                        4,739,794

-----------------------------------------------------------------------------------------------------------------
Commercial Services &                 2,100      Banta Corporation                                         67,977
Supplies-5.5%                         4,100      The Brink's Company                                       59,737
                                      3,700    + Career Education Corporation                             253,154
                                     11,600    + Ceridian Corporation                                     196,852
                                      5,100    + Certegy Inc.                                             141,525
                                      6,600    + ChoicePoint Inc.                                         227,832
                                      7,100    + Copart, Inc.                                              67,095
                                      3,400    + Corinthian Colleges, Inc.                                165,138
                                      9,300    + DST Systems, Inc.                                        353,400
                                      5,400    + DeVry, Inc.                                              125,766
                                      2,871    + Education Management Corporation                         152,680
                                      4,500      HON INDUSTRIES Inc.                                      137,250
                                      6,100      Herman Miller, Inc.                                      123,281

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Commercial Services &                 2,600      Kelly Services, Inc. (Class A)                        $   60,970
Supplies (concluded)                  2,400    + Korn/Ferry International                                  19,440
                                      6,200      Manpower Inc.                                            229,958
                                      5,800    + The New Dun & Bradstreet Corporation                     238,380
                                     12,600    + Republic Services, Inc.                                  285,642
                                      3,150      Rollins, Inc.                                             59,377
                                      4,600    + Sotheby's Holdings, Inc. (Class A)                        34,224
                                      3,000    + Stericycle, Inc.                                         115,440
                                      3,000    + Sylvan Learning System, Inc.                              68,520
                                      6,300    + United Rentals, Inc.                                      87,507
                                      4,000    + Valassis Communications, Inc.                            102,880
                                      7,100      Viad Corp.                                               158,969
                                                                                                       ----------
                                                                                                        3,532,994

-----------------------------------------------------------------------------------------------------------------
Communications                       28,800    + 3Com Corporation                                         134,784
Equipment-1.6%                        3,000    + Adtran, Inc.                                             153,870
                                      6,800    + Advanced Fibre Communications, Inc.                      110,636
                                      3,600    + Avocent Corporation                                      107,748
                                      4,000    + CommScope, Inc.                                           38,000
                                      5,300      Harris Corporation                                       159,265
                                      9,400    + McDATA Corporation (Class A)                             137,898
                                      3,400    + Plantronics, Inc.                                         73,678
                                      7,600    + Polycom, Inc.                                            105,336
                                      5,600    + Powerwave Technologies, Inc.                              35,112
                                                                                                       ----------
                                                                                                        1,056,327

-----------------------------------------------------------------------------------------------------------------
Computers & Peripherals-1.3%          5,600      Diebold, Incorporated                                    242,200
                                      2,800      Imation Corp.                                            105,896
                                      2,500    + InFocus Corporation                                       11,800
                                     10,600    + Quantum Corporation-DLT & Storage Systems                 42,930
                                      5,500    + SanDisk Corporation                                      221,925
                                      8,600    + Storage Technology Corporation                           221,364
                                                                                                       ----------
                                                                                                          846,115

-----------------------------------------------------------------------------------------------------------------
Construction & Engineering-0.6%       3,600    + Dycom Industries, Inc.                                    58,680
                                      3,400      Granite Construction Incorporated                         65,144
                                      4,200    + Jacobs Engineering Group Inc.                            177,030
                                      7,700    + Quanta Services, Inc.                                     54,670
                                                                                                       ----------
                                                                                                          355,524

-----------------------------------------------------------------------------------------------------------------
Construction Materials-0.2%           3,700      Martin Marietta Materials, Inc.                          124,357

-----------------------------------------------------------------------------------------------------------------
Consumer Finance-0.2%                12,500    + AmeriCredit Corp.                                        106,875

-----------------------------------------------------------------------------------------------------------------
Containers & Packaging-0.6%           3,300      Longview Fibre Company                                    27,060
                                      8,100    + Packaging Corp. of America                               149,283
                                      7,500      Sonoco Products Company                                  180,150
                                                                                                       ----------
                                                                                                          356,493

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Diversified Financial                 4,000      GATX Corporation                                      $   65,400
Services-0.5%                         3,900    + Investment Technology Group, Inc.                         72,540
                                      4,500      Leucadia National Corporation                            167,040
                                                                                                       ----------
                                                                                                          304,980

-----------------------------------------------------------------------------------------------------------------
Diversified                          16,800    + Cincinnati Bell Inc.                                     112,560
Telecommunication Services-0.2%

-----------------------------------------------------------------------------------------------------------------
Electric Utilities-3.4%               7,500      Alliant Energy Corporation                               142,725
                                      2,300      Black Hills Corporation                                   70,610
                                      9,800      DPL Inc.                                                 156,212
                                      6,100      DQE, Inc.                                                 91,927
                                      5,600      Great Plains Energy Incorporated                         161,728
                                      3,000      Hawaiian Electric Industries, Inc.                       137,550
                                      3,100      IDAcorp Inc.                                              81,375
                                      4,000      NSTAR                                                    182,200
                                     10,500      Northeast Utilities                                      175,770
                                      6,400      OGE Energy Corp.                                         136,768
                                      2,900      PNM Resources Inc.                                        77,575
                                     13,748      Pepco Holdings, Inc.                                     263,412
                                      7,100      Puget Energy, Inc.                                       169,477
                                      2,600      WPS Resources Corporation                                104,520
                                      9,300      Wisconsin Energy Corporation                             269,700
                                                                                                       ----------
                                                                                                        2,221,549

-----------------------------------------------------------------------------------------------------------------
Electrical Equipment-0.4%             2,400      AMETEK, Inc.                                              87,960
                                      4,500      Hubbell Incorporated (Class B)                           148,950
                                                                                                       ----------
                                                                                                          236,910

-----------------------------------------------------------------------------------------------------------------
Electronic Equipment &                7,800    + Arrow Electronics, Inc.                                  118,872
Instruments-1.4%                      9,200    + Avnet, Inc.                                              116,656
                                      6,500    + Kemet Corp.                                               65,650
                                      3,900    + National Instruments Corporation                         147,342
                                      3,200    + Newport Corporation                                       47,360
                                      3,500    + Plexus Corporation                                        40,355
                                      4,500    + Tech Data Corporation                                    120,195
                                      2,600    + Varian Inc.                                               90,142
                                     12,500    + Vishay Intertechnology, Inc.                             165,000
                                                                                                       ----------
                                                                                                          911,572

-----------------------------------------------------------------------------------------------------------------
Energy Equipment &                    4,400    + Cooper Cameron Corporation                               221,672
Service-3.8%                         11,900      ENSCO International Incorporated                         320,110
                                      4,943    + FMC Technologies,  Inc.                                  104,050
                                      9,200    + Grant Prideco, Inc.                                      108,100
                                      5,500    + Hanover Compressor Company                                62,150
                                      4,100      Helmerich & Payne, Inc.                                  119,720
                                      6,500    + National-Oilwell, Inc.                                   143,000
                                      6,300    + Patterson-UTI Energy, Inc.                               204,120
                                     10,900    + Pride International, Inc.                                205,138

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Energy Equipment &                    8,200    + Smith International, Inc.                             $  301,268
Service (concluded)                   4,900      Tidewater Inc.                                           143,913
                                      7,500    + Varco International, Inc.                                147,000
                                      9,500    + Weatherford International Ltd.                           398,050
                                                                                                       ----------
                                                                                                        2,478,291

-----------------------------------------------------------------------------------------------------------------
Food & Staples                        5,700    + BJ's Wholesale Club, Inc.                                 85,842
Retailing-0.6%                        3,200      Longs Drug Stores Corporation                             53,120
                                      3,200      Ruddick Corporation                                       50,304
                                      4,600    + Whole Foods Market, Inc.                                 218,638
                                                                                                       ----------
                                                                                                          407,904

-----------------------------------------------------------------------------------------------------------------
Food Products-2.5%                   11,013    + Dean Foods Company                                       346,910
                                     10,800      Hormel Foods Corporation                                 255,960
                                      3,700      Interstate Bakeries Corporation                           46,990
                                      3,967      The J.M. Smucker Company                                 158,244
                                      2,900      Lancaster Colony Corporation                             112,114
                                      3,900      Sensient Technologies Corporation                         89,661
                                      8,500    + Smithfield Foods, Inc.                                   194,820
                                      4,006      Tootsie Roll Industries, Inc.                            122,143
                                     28,100      Tyson Foods, Inc. (Class A)                              298,422
                                                                                                       ----------
                                                                                                        1,625,264

-----------------------------------------------------------------------------------------------------------------
Gas Utilities-0.4%                    4,700      AGL Resources Inc.                                       119,568
                                      4,000      WGL Holdings Inc.                                        106,800
                                                                                                       ----------
                                                                                                          226,368

-----------------------------------------------------------------------------------------------------------------
Health Care Equipment                 7,900    + Apogent Technologies Inc.                                158,000
& Supplies-2.5%                       5,000      Beckman Coulter Inc.                                     203,200
                                      9,400    + Cytyc Corporation                                         98,888
                                      6,300      DENTSPLY International Inc.                              257,670
                                      4,700    + Edwards Lifesciences Corporation                         151,058
                                      4,800      Hillenbrand Industries, Inc.                             242,160
                                      5,500    + STERIS Corporation                                       126,995
                                      3,500    + VISX, Incorporated                                        60,725
                                      5,400    + Varian Medical Systems, Inc.                             310,878
                                                                                                       ----------
                                                                                                        1,609,574

-----------------------------------------------------------------------------------------------------------------
Health Care Providers &               7,100    + AdvancePCS                                               271,433
Services-5.5%                         4,200    + Apria Healthcare Group Inc.                              104,496
                                      8,000    + Community Health Care                                    154,320
                                      4,800    + Conventry Health Care Inc.                               221,568
                                      4,600    + Covance Inc.                                              83,260
                                      6,200    + Express Scripts, Inc.                                    423,584
                                      7,700    + First Health Group Corp.                                 212,520
                                      9,100    + Health Net Inc.                                          299,845
                                      3,600    + Henry Schein, Inc.                                       188,424
                                      3,200    + LifePoint Hospitals, Inc.                                 67,008
                                      8,500    + Lincare Holdings Inc.                                    267,835

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Health Care Providers &               7,700      Omnicare, Inc.                                        $  260,183
Services (concluded)                  6,800    + Oxford Health Plans, Inc.                                285,804
                                      2,900    + PacifiCare Health Systems, Inc.                          143,057
                                      5,500    + Patterson Dental Company                                 249,590
                                      6,000    + Triad Hospitals, Inc.                                    148,920
                                      4,700    + Universal Health Services, Inc. (Class B)                186,214
                                                                                                       ----------
                                                                                                        3,568,061

-----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                 4,400      Applebee's International, Inc.                           138,292
Leisure-3.4%                          2,700      Bob Evans Farms, Inc.                                     74,601
                                      7,900    + Brinker International, Inc.                              284,558
                                      4,000      CBRL Group, Inc.                                         155,440
                                      4,100    + The Cheesecake Factory Incorporated                      147,149
                                      7,200    + Extended Stay America, Inc.                               97,128
                                      4,600      GTECH Holdings Corporation                               173,190
                                      4,000      International Speedway Corp. (Class A)                   158,040
                                      4,300    + Krispy Kreme Doughnuts, Inc.                             177,074
                                      4,900      Mandalay Resort Group                                    156,065
                                      5,900      Outback Steakhouse, Inc.                                 230,100
                                     23,500    + Park Place Entertainment Corporation                     213,615
                                      5,100      Ruby Tuesday, Inc.                                       126,123
                                      6,900    + Six Flags, Inc.                                           46,782
                                                                                                       ----------
                                                                                                        2,178,157

-----------------------------------------------------------------------------------------------------------------
Household Durables-2.4%               3,500      Blyth, Inc.                                               95,200
                                     11,000      Clayton Homes, Inc.                                      138,050
                                     11,450      D.R. Horton, Inc.                                        321,745
                                      4,300    + Furniture Brands International, Inc.                     112,230
                                      5,720      Lennar Corporation (Class A)                             408,980
                                      5,300    + Mohawk Industries, Inc.                                  294,309
                                      5,600    + Toll Brothers, Inc.                                      158,536
                                                                                                       ----------
                                                                                                        1,529,050

-----------------------------------------------------------------------------------------------------------------
Household Products-0.7%               3,200      Church & Dwight Co., Inc.                                104,736
                                      7,700      The Dial Corporation                                     149,765
                                      6,600    + Energizer Holdings, Inc.                                 207,240
                                                                                                       ----------
                                                                                                          461,741

-----------------------------------------------------------------------------------------------------------------
IT Services-1.9%                      7,200    + Acxiom Corp.                                             108,648
                                     10,500    + Affiliated Computer Services, Inc. (Class A)             480,165
                                      9,400    + The BISYS Group, Inc.                                    172,678
                                      4,200    + CSG Systems International, Inc.                           59,346
                                      6,100    + CheckFree Corp.                                          169,824
                                      6,200    + Gartner Group, Inc. (Class B)                             46,500
                                      5,000    + Keane, Inc.                                               68,150
                                      7,700    + MPS Group, Inc.                                           52,976
                                      6,000    + The Titan Corporation                                     61,740
                                                                                                       ----------
                                                                                                        1,220,027

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Industrial Conglomerates-0.6%         6,600      ALLETE, Inc.                                          $  175,230
                                      2,300      Carlisle Companies Incorporated                           96,968
                                      3,000      Teleflex Incorporated                                    127,650
                                                                                                       ----------
                                                                                                          399,848

-----------------------------------------------------------------------------------------------------------------
Insurance-4.3%                        4,400    + Allmerica Financial Corporation                           79,156
                                      2,900      AmerUs Group Co.                                          81,751
                                      5,300      American Financial Group, Inc.                           120,840
                                      6,800      Arthur J. Gallagher & Co.                                184,960
                                      4,400      Berkley (W.R.) Corporation                               231,880
                                      5,500      Brown & Brown                                            178,750
                                      4,300      Everest Re Group, Ltd.                                   328,950
                                     10,725      Fidelity National Financial, Inc.                        329,901
                                      6,100      The First American Financial Corporation                 160,735
                                      5,000      HCC Insurance Holdings, Inc.                             147,850
                                      3,500      Horace Mann Educators Corporation                         56,455
                                      3,900      The MONY Group Inc.                                      105,105
                                      5,000    + Ohio Casualty Corporation                                 65,900
                                      9,500      Old Republic International Corporation                   325,565
                                      5,300      Protective Life Corporation                              141,775
                                      2,200      StanCorp Financial Group, Inc.                           114,884
                                      5,200      Unitrin, Inc.                                            141,024
                                                                                                       ----------
                                                                                                        2,795,481

-----------------------------------------------------------------------------------------------------------------
Internet Software &                   3,900    + Internet Security Systems, Inc.                           56,511
Services-0.2%                         4,500    + Overture Services, Inc.                                   81,585
                                      4,200    + Retek Inc.                                                26,880
                                                                                                       ----------
                                                                                                          164,976

-----------------------------------------------------------------------------------------------------------------
Leisure Equipment &                   6,200      Callaway Golf Company                                     81,964
Products-0.1%

-----------------------------------------------------------------------------------------------------------------
Machinery-1.9%                        6,000    + AGCO Corporation                                         102,480
                                      3,400      Donaldson Company, Inc.                                  151,130
                                      3,600      Federal Signal Corporation                                63,252
                                      4,200    + Flowserve Corporation                                     82,614
                                      3,100      Harsco Corporation                                       111,755
                                      2,900      Kennametal Inc.                                           98,136
                                      2,500      Nordson Corporation                                       59,625
                                      4,000      Pentair, Inc.                                            156,240
                                      6,300    + SPX Corporation                                          277,578
                                      1,400      Tecumseh Products Company (Class A)                       53,634
                                      3,400      Trinity Industries, Inc.                                  62,934
                                                                                                       ----------
                                                                                                        1,219,378

-----------------------------------------------------------------------------------------------------------------
Marine-0.1%                           3,100      Alexander & Baldwin, Inc.                                 82,243

-----------------------------------------------------------------------------------------------------------------
Media-3.4%                            8,700      A.H. Belo Corporation (Class A)                          194,532
                                      4,400    + Catalina Marketing Corporation                            77,660
                                      4,300    + Emmis Communications Corporation (Class A)                98,685

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Media                                 3,900    + Entercom Communications Corp.                         $  191,139
(concluded)                           7,050      Harte-Hanks, Inc.                                        133,950
                                      8,500    + Hispanic Broadcasting Corporation                        216,325
                                      3,600      Lee Enterprises, Incorporated                            135,108
                                      1,700      Media General, Inc. (Class A)                             97,240
                                      7,500      The Reader's Digest Association, Inc. (Class A)          101,100
                                      3,100    + Scholastic Corporation                                    92,318
                                        747      The Washington Post Company (Class B)                    547,476
                                      8,100    + Westwood One, Inc.                                       274,833
                                                                                                       ----------
                                                                                                        2,160,366

-----------------------------------------------------------------------------------------------------------------
Metals & Mining-0.4%                  8,200    + AK Steel Holding Corporation                              29,684
                                      4,300      Arch Coal, Inc.                                           98,814
                                      1,900      Carpenter Technology Corporation                          29,640
                                      4,000      Peabody Energy Corporation                               134,360
                                                                                                       ----------
                                                                                                          292,498

-----------------------------------------------------------------------------------------------------------------
Multi-Utilities &                    15,700      Aquila, Inc.                                              40,506
Unregulated Power-2.7%               11,300      Energy East Corporation                                  234,588
                                      4,800      Equitable Resources, Inc.                                195,552
                                      5,700      MDU Resources Group                                      190,893
                                      6,200      National Fuel Gas Company                                161,510
                                      5,700      ONEOK, Inc.                                              111,891
                                      6,400      Questar Corporation                                      214,208
                                      8,700      SCANA Corporation                                        298,236
                                      7,700    + Sierra Pacific Resources                                  45,738
                                      5,200      Vectren Corporation                                      130,260
                                      6,000      Westar Energy, Inc.                                       97,380
                                                                                                       ----------
                                                                                                        1,720,762

-----------------------------------------------------------------------------------------------------------------
Multiline Retail-1.1%                 5,466    + 99 Cents Only Stores                                     187,593
                                      9,150    + Dollar Tree Stores, Inc.                                 290,330
                                      3,700    + The Neiman Marcus Group, Inc. (Class A)                  135,420
                                     11,300    + Saks Incorporated                                        109,610
                                                                                                       ----------
                                                                                                          722,953

-----------------------------------------------------------------------------------------------------------------
Oil & Gas-2.8%                        3,600    + Forest Oil Corporation                                    90,432
                                      7,300      Murphy Oil Corporation                                   383,980
                                      4,600      Noble Energy, Inc.                                       173,880
                                      2,500      Overseas Shipholding Group, Inc.                          55,025
                                      9,400    + Pioneer Natural Resources Company                        245,340
                                      4,900      Pogo Producing Company                                   209,475
                                      9,300      Valero Energy Corporation                                337,869
                                      2,600      Western Gas Resources, Inc.                              102,960
                                     14,366      XTO Energy, Inc.                                         288,900
                                                                                                       ----------
                                                                                                        1,887,861

-----------------------------------------------------------------------------------------------------------------
Paper & Forest                        4,400      Bowater Incorporated                                     164,780
Products-0.7%                         2,900      P.H. Glatfelter Company                                   42,775

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Paper & Forest                        2,300      Potlatch Corporation                                  $   59,225
Products (concluded)                  3,450      Rayonier Inc.                                            113,850
                                      3,400      Wausau - Mosinee Paper Corporation                        38,080
                                                                                                       ----------
                                                                                                          418,710

-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals-2.7%                  5,250    + Barr Laboratories, Inc.                                  343,875
                                      6,900      ICN Pharmaceuticals, Inc.                                115,644
                                     15,225    + IVAX Corporation                                         271,766
                                     14,650      Mylan Laboratories, Inc.                                 509,381
                                      5,700      Perrigo Company                                           89,148
                                      2,600    + Pharmaceutical Resources, Inc.                           126,516
                                      9,200    + SICOR Inc.                                               187,128
                                      7,000    + Sepracor Inc.                                            126,210
                                                                                                       ----------
                                                                                                        1,769,668

-----------------------------------------------------------------------------------------------------------------
Real Estate-1.6%                      6,400      AMB Property Corporation                                 180,288
                                      5,000      Hospitality Properties Trust                             156,250
                                      6,100      Liberty Property Trust                                   211,060
                                      4,600      Mack-Cali Realty Corporation                             167,348
                                      7,700      New Plan Excel Realty Trust                              164,395
                                      8,800      United Dominion Realty Trust, Inc.                       151,536
                                                                                                       ----------
                                                                                                        1,030,877

-----------------------------------------------------------------------------------------------------------------
Road & Rail-0.4%                      6,800    + Swift Transportation Co., Inc.                           126,616
                                      5,100      Werner Enterprises, Inc.                                 108,120
                                                                                                       ----------
                                                                                                          234,736

-----------------------------------------------------------------------------------------------------------------
Semiconductors &                     38,000    + Atmel Corporation                                         96,140
Semiconductor                         2,000    + Cabot Microelectronics Corporation                       100,940
Equipment-3.4%                        5,100    + Credence Systems Corporation                              43,197
                                      5,801    + Cree, Inc.                                                94,440
                                      9,500    + Cypress Semiconductor Corporation                        114,000
                                      9,100    + Fairchild Semiconductor Corporation                      116,389
                                      8,500    + Integrated Device Technology, Inc.                        93,925
                                      5,000    + International Rectifier Corp.                            134,100
                                     11,100    + Intersil Holding Corporation (Class A)                   295,371
                                      9,700    + LAM Research Corp.                                       176,637
                                      3,700    + LTX Corporation                                           31,894
                                      9,100    + Lattice Semiconductor Corporation                         74,893
                                      7,000    + Micrel, Inc.                                              72,730
                                     16,100      Microchip Technology                                     396,543
                                     14,100    + RF Micro Devices, Inc.                                    84,882
                                      6,100    + Semtech Corporation                                       86,864
                                      3,900    + Silicon Laboratories Inc.                                103,896
                                      9,200    + TriQuint Semiconductor, Inc.                              38,272
                                                                                                       ----------
                                                                                                        2,155,113

-----------------------------------------------------------------------------------------------------------------
Software-3.1%                         8,250    + Activision, Inc.                                         106,590
                                      2,700    + Advent Software, Inc.                                     45,657

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Software                              4,225    + Ascential Software Corporation                        $   69,459
(concluded)                          21,200    + Cadence Design Systems, Inc.                             255,672
                                      3,800      Fair, Isaac and Company, Incorporated                    195,510
                                      7,200      Jack Henry & Associates, Inc.                            128,088
                                      9,000    + Legato Systems, Inc.                                      75,510
                                      4,500    + Macromedia, Inc.                                          94,680
                                      3,900    + Macrovision Corporation                                   77,688
                                      4,500    + Mentor Graphics Corporation                               65,160
                                     12,400    + Network Associates, Inc.                                 157,232
                                      4,600    + RSA Security Inc.                                         49,450
                                      5,300      Reynolds & Reynolds Company (Class A)                    151,368
                                      7,300    + Sybase, Inc.                                             101,543
                                      6,000    + Synopsys, Inc.                                           371,100
                                      2,200    + Transaction Systems Architects, Inc. (Class A)            19,712
                                      5,200    + Wind River Systems, Inc.                                  19,812
                                                                                                       ----------
                                                                                                        1,984,231

-----------------------------------------------------------------------------------------------------------------
Specialty Retail-3.9%                 7,800    + Abercrombie & Fitch Co. (Class A)                        221,598
                                      5,850    + American Eagle Outfitters, Inc.                          107,289
                                      5,200    + Barnes & Noble, Inc.                                     119,860
                                      6,100    + Borders Group, Inc.                                      107,421
                                      6,700    + CDW Corporation                                          306,860
                                      8,000    + CarMax, Inc.                                             241,200
                                      7,000    + Chico's FAS, Inc.                                        147,350
                                      3,700      Claire's Stores, Inc.                                     93,832
                                      5,400      Michael's Stores                                         205,524
                                     11,100      PETsMART, Inc.                                           185,037
                                      5,400    + Payless ShoeSource, Inc.                                  67,500
                                      7,400      Pier 1 Imports, Inc.                                     150,960
                                      6,200      Ross Stores, Inc.                                        264,988
                                      9,300    + Williams-Sonoma, Inc.                                    271,560
                                                                                                       ----------
                                                                                                        2,490,979

-----------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                   6,900    + Coach, Inc.                                              343,206
Luxury Goods-0.8%                     3,000    + The Timberland Company (Class A)                         158,580
                                      3,600    + Unifi, Inc.                                               22,320
                                                                                                       ----------
                                                                                                          524,106

-----------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    6,500      Astoria Financial Corporation                            181,545
Finance-2.7%                          7,300      GreenPoint Financial Corp.                               371,862
                                      4,700      Independence Community Bank Corp.                        132,634
                                      7,100      The PMI Group, Inc.                                      190,564
                                      7,400      Radian Group Inc.                                        271,210
                                      6,400      Roslyn Bancorp, Inc.                                     137,536
                                     20,500      Sovereign Bancorp, Inc.                                  320,825
                                      3,500      Webster Financial Corporation                            132,300
                                                                                                       ----------
                                                                                                        1,738,476

-----------------------------------------------------------------------------------------------------------------
Tobacco-0.1%                          2,100      Universal Corporation                                     88,830

SCHEDULE OF INVESTMENTS              Master Mid-Cap Index Series   June 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                     Shares
Industry ++                            Held                        Common Stocks                         Value

-----------------------------------------------------------------------------------------------------------------
Trading Companies &                   6,000      Fastenal Company                                      $  203,640
Distributors-0.3%

-----------------------------------------------------------------------------------------------------------------
Water Utilities-0.2%                  5,500      Philadelphia Suburban Corporation                        134,090

-----------------------------------------------------------------------------------------------------------------
Wireless                              4,100    + Price Communications Corporation                          52,931
Telecommunication                     4,500      Telephone and Data Systems, Inc.                         223,650
Services-0.4%                                                                                          ----------
                                                                                                          276,581

-----------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks (Cost -$57,754,247)-97.5%         62,798,704

-----------------------------------------------------------------------------------------------------------------
                       Beneficial Interest/
                                Shares Held                Short-Term Securities

-----------------------------------------------------------------------------------------------------------------
                                 $1,607,928      Merrill Lynch Liquidity Series, LLC Cash Sweep         1,607,928
                                                    Series I (a)
                                    $56,099      Merrill Lynch Liquidity Series, LLC Money                 56,099
                                                    Market Series (a) (b)
                                     37,401      Merrill Lynch Premier Institutional Fund (a) (b)          37,401

-----------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost -$1,701,428)-2.7%    1,701,428

-----------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $59,455,675)-100.2%                           64,500,132
                               Variation Margin on Financial Futures Contracts*-0.0%                       (6,512)
                               Liabilities in Excess of Other Assets-(0.2%)                              (101,562)
                                                                                                      -----------
                               Net Assets-100.0%                                                      $64,392,058
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                          Net                   Dividend/Interest
                  Affiliate                                            Activity                            Income
-----------------------------------------------------------------------------------------------------------------
     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $542,222                          $ 10,728
     Merrill Lynch Liquidity Series, LLC Money Market Series           $ 56,099                               426
     Merrill Lynch Premier Institutional Fund                            37,401                               263
-----------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

*     Financial futures contracts purchased as of June 30, 2003 were as follows:

-----------------------------------------------------------------------------------------------------------------
                         Number of                                                Expiration
                         Contracts                        Issue                      Date                Value
-----------------------------------------------------------------------------------------------------------------
                             4                     S & P 400 Midcap             September 2003           $960,400

-----------------------------------------------------------------------------------------------------------------
                  Total Financial Futures Contracts Purchased
                  (Total Contract Price - $977,924)                                                      $960,400
                                                                                                         ========
-----------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
MID CAP
INDEX SERIES      As of  June 30, 2003
===========================================================================================================
Assets:           Investments, at value (including securities loaned of $89,540)
                  (identified cost-$59,455,675) ................................                $64,500,132
                  Cash on deposit for financial futures contracts ..............                     72,000
                  Receivables:
                           Securities sold .....................................    $242,706
                           Dividends ...........................................      36,443
                           Contributions .......................................      14,502
                           Interest ............................................       1,823
                           Securities lending-net ..............................         146        295,620
                                                                                    --------
                  Prepaid expenses and other assets ............................                     26,056
                                                                                                -----------
                  Total assets .................................................                 64,893,808
                                                                                                -----------
===========================================================================================================
Liabilities:      Collateral on securities loaned, at value ....................                     93,500
                  Payables:
                        Withdrawals ............................................     356,051
                        Securities purchased ...................................      22,127
                        Variation margin .......................................       6,512
                        Investment adviser .....................................         466
                        Other affiliates .......................................         333        385,489
                                                                                    --------
                  Accrued expenses .............................................                     22,761
                                                                                                -----------
                  Total liabilities ............................................                    501,750
                                                                                                -----------
===========================================================================================================
Net Assets:       Net assets ...................................................                $64,392,058
                                                                                                ===========
===========================================================================================================
Net Assets        Investors' capital ...........................................                $59,365,125
Consist of:       Unrealized appreciation on investments-net ...................                  5,026,933
                                                                                                -----------
                  Net assets ...................................................                $64,392,058
                                                                                                ===========
===========================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2003

STATEMENT OF OPERATIONS

MASTER
MID CAP
INDEX SERIES               For the Six Months Ended June 30, 2003
=======================================================================================================================
Investment                 Dividends .......................................................                $   322,737
Income:                    Interest ........................................................                     10,747
                           Securities lending-net ..........................................                        689
                                                                                                            -----------
                           Total income ....................................................                    334,173
                                                                                                            -----------
=======================================================================================================================
Expenses:                  Professional fees ...............................................    $ 22,627
                           Custodian fees ..................................................       9,992
                           Accounting services .............................................       4,247
                           Investment advisory fees ........................................       2,704
                           Trustees' fees and expenses .....................................         297
                           Printing and shareholder reports ................................         152
                           Other ...........................................................       6,861
                                                                                                --------
                           Total expenses ..................................................                     46,880
                                                                                                            -----------
                           Investment income-net ...........................................                    287,293
                                                                                                            -----------
=======================================================================================================================
Realized &                 Realized loss on investments-net ................................                     (8,447)
Unrealized Gain (Loss)     Change in unrealized appreciation/depreciation on investments-net                  7,461,570
on Investments-Net:                                                                                         -----------
                           Total realized and unrealized gain on investments-net ...........                  7,453,123
                                                                                                            -----------
                           Net Increase in Net Assets Resulting from Operations ............                $ 7,740,416
                                                                                                            ===========
=======================================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Six        For the
MASTER                                                                                 Months Ended      Year Ended
MID CAP                                                                                  June 30,       December 31,
INDEX SERIES      Increase (Decrease) in Net Assets:                                       2003             2002
====================================================================================================================
Operations:       Investment income-net ...........................................    $    287,293     $    221,860
                  Realized loss on investments-net ................................          (8,447)      (1,347,143)
                  Change in unrealized appreciation/depreciation on investments-net       7,461,570       (2,962,866)
                                                                                       ------------     ------------
                  Net increase (decrease) in net assets resulting from operations .       7,740,416       (4,088,149)
                                                                                       ------------     ------------
====================================================================================================================
Capital           Proceeds from contributions .....................................      27,334,227       47,780,517
Transactions:     Fair value of withdrawals .......................................      (6,663,556)     (13,313,155)
                                                                                       ------------     ------------
                  Net increase in net assets derived from capital transactions ....      20,670,671       34,467,362
                                                                                       ------------     ------------
====================================================================================================================
Net Assets:       Total increase in net assets ....................................      28,411,087       30,379,213
                  Beginning of period .............................................      35,980,971        5,601,758
                                                                                       ------------     ------------
                  End of period ...................................................    $ 64,392,058     $ 35,980,971
                                                                                       ============     ============
====================================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2003

FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                              For the Six
MASTER             The following  ratios have                Months Ended    For the Year Ended December 31,      For the Period
MID CAP            been derived from information provided      June 30,     ---------------------------------  December 30, 1999++
INDEX SERIES       in the financial statements.                  2003          2002         2001       2000   to December 31, 1999
==================================================================================================================================
Total Investment
Return:#                                                          12.47%+     (14.80%)        .71%         --                  --
                                                               ========     ========     ========    ========           =========
==================================================================================================================================
Ratios to          Expenses, net of reimbursement .........         .17%*        .08%         .08%        .08%                .08%*
Average Net                                                    ========     ========     ========    ========           =========
Assets:            Expenses ...............................         .17%*        .38%         .56%       1.37%                .94%*
                                                               ========     ========     ========    ========           =========
                   Investment income-net ..................        1.06%*       1.06%        1.23%       1.71%               3.40%*
                                                               ========     ========     ========    ========           =========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands)    $ 64,392     $ 35,981     $  5,602    $ 13,167           $   5,032
Data:                                                          ========     ========     ========    ========           =========
                   Portfolio turnover .....................        4.56%       42.18%       99.59%      50.32%                 --
                                                               ========     ========     ========    ========           =========
==================================================================================================================================

*     Annualized.
+     Aggregate total investment return.
++    Commencement of operations.
# Total return is required to be disclosed for fiscal periods beginning after December 15, 2000.
      See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $301 in securities lending agent fees.

For the six months ended June 30, 2003, the Series reimbursed FAM $511 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLIM, LLC and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $22,927,644 and $2,333,647, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:

================================================================================
                                                 Realized           Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $  (111,573)        $ 5,044,457
Financial futures contracts ............            103,126             (17,524)
                                                -----------         -----------
Total ..................................        $    (8,447)        $ 5,026,933
                                                ===========         ===========
================================================================================

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $3,922,011, of which $7,044,558 related to appreciated securities and $3,122,547 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $60,578,121.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master MidCap Index Series


        By: /s/ Terry K. Glenn
            -------------------------
            Terry K. Glenn,
            President of
            Master MidCap Index Series

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------
            Terry K. Glenn,
            President of
            Master MidCap Index Series

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            -------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master MidCap Index Series

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.